Income taxes and mining tax credits	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Income taxes and mining tax credits [Text Block]
9.	Income taxes and mining tax credits

The actual income tax provision differs from the expected amounts calculated by applying the Canadian combined statutory federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of the Company’s income tax recovery are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2017	2016
	$	$
Loss before income taxes	683,299	224,112

Statutory tax rate	26%	26%
Expected income tax recovery at the statutory tax rate	(177,658)	(58,269)
Tax pool not recognized	13,511	7,564
Other	164,147	50,705
Income tax recovery	-	-

The Company has the following deferred tax assets and liabilities:

	December 31,	December 31,
	2017	2016
	$	$
Federal investment tax credits	663,144	663,144
Exploration and evaluation assets	3,804,616	3,674,149
Non-capital loss carryforwards	4,129,727	4,056,879
Other	84,875	85,439
Valuation allowance	(8,682,363)	(8,479,611)
	-	-

The tax pools relating to these deferred tax assets expire as follows:

				Canadian federal
	Canadian			investment tax credit
	resource pools	Non-capital losses	Other	losses
	$	$	$	$
2025	-	-	-	25,187
2026	-	1,664,306	-	92,277
2027	-	3,323,364	-	58,467
2028	-	2,559,941	-	237,882
2029	-	2,621,029	-	249,331
2030	-	2,388,895	-	-
2031	-	1,392,745	-	-
2032	-	818,329	-	-
2033	-	202,411	-	-
2034	-	266,149	-	-
2035	-	173,814	-	-
2036	-	152,243	-	-
2037	-	320,131	-	-
No
expiry	14,633,140	-	335,907	-
	14,633,140	15,883,566	335,907	663,144